Statements of Changes in Stockholders' Equity - USD ($) $ in Millions	Total	Common stock	Additional paid-in capital	Other equity reserves and subordinated notes	Retained earnings	Total controlling interest	Non-controlling interests
Balance as of at Dec. 31, 2019	$ 10,824	$ 318	$ 10,106	$ (2,724)	$ 1,621	$ 9,321	$ 1,503
Net income for the period	(1,446)				(1,467)	(1,467)	21
Other comprehensive income (loss) for the period	(348)			(146)		(146)	(202)
Total of other comprehensive income (loss) for the period	(1,794)			(146)	(1,467)	(1,613)	(181)
Own shares purchased under share repurchase program	(83)		(50)	(33)		(83)
Restitution of retained earnings			(2,481)		2,481
Changes in non-controlling interest				445		445	(445)
Share-based compensation	29		0	29		29
Coupons paid on perpetual debentures	(24)			(24)		(24)
Balance as of (Restated balance [member]) at Dec. 31, 2020		318	7,575	(2,453)	2,635	8,075	877
Balance as of at Dec. 31, 2020	8,952
Net income for the period	778				753	753	25
Other comprehensive income (loss) for the period	(42)			(31)		(31)	(11)
Total of other comprehensive income (loss) for the period	736			(31)	753	722	14
Own shares purchased under share repurchase program	0		(83)	83		0
Issuance of subordinated notes	994			994		994
Changes in non-controlling interest and repayment of perpetual debentures	(447)						(447)
Share-based compensation	77			77		77
Coupons paid on perpetual debentures	(41)			(41)		(41)
Balance as of at Dec. 31, 2021	10,271	318	7,492	(1,371)	3,388	9,827	444
Net income for the period	885				858	858	27
Other comprehensive income (loss) for the period	(93)			(30)		(30)	(63)
Total of other comprehensive income (loss) for the period	792			(30)	858	828	(36)
Own shares purchased under share repurchase program	(111)		0	(111)		(111)
Changes in non-controlling interest				0		0	0
Share-based compensation	47			47		47
Shares in trust for future deliveries under share-based compensation	(36)			(36)		(36)
Coupons paid on perpetual debentures and subordinated notes	(54)			(54)		(54)
Balance as of at Dec. 31, 2022	$ 10,909	$ 318	$ 7,492	$ (1,555)	$ 4,246	$ 10,501	$ 408